INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2026
Intangible Asset, Excluding Goodwill, after Accumulated Amortization [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Intangible assets
Cost, beginning	$2,831,592	$77,123
Accumulated amortization, beginning	(71,036)	(12,438)
Additions, at cost	6,199	2,670,247
Amortization current period	(35,004)	(56,485)
Intangible assets, net	$2,731,751	$2,678,447

The intangible assets include land use rights that the Company acquired during the period. The useful life of the land use rights is 50 years. After paying the full acquisition price, the Company secured the land use rights and pledged the property to apply for bank loans. The related bank loan is disclosed in Note 13 – Long-term Loans.

The rest intangible assets represent the ERAYAK trademark, the Company’s purchase of patents related to new technologies to produce inverters, and software purchased for internal use.

There were no disposals for the fiscal periods ended June 30, 2026 and December 31, 2025.

During the periods of June 30, 2026 and December 31, 2025, the Company had no impaired intangibles.

Five succeeding years of amortization are as follows:

Year	Amortization	Net carrying value
2027	$69,560	$2,662,191
2028	69,560	2,592,631
2029	69,560	2,523,071
2030	69,560	2,453,511
2031	69,560	2,383,951